Income Taxes (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Summary of Income Tax Expense

The income tax expense for the years ended December 31, 2015, 2014 and 2013 consists of the following:

SUMMARY OF INCOME TAX EXPENSE

Years Ended December 31,	2015	2014	2013
Current	$73	$4	$—
Deferred	1,124	1,313	297
Income tax expense	$1,197	$1,317	$297

Details of Deferred Tax Liability, Net

Items that gave rise to significant portions of the deferred tax accounts at December 31, 2015 and 2014 are as follows:

DETAILS OF DEFERRED TAX LIABILITY, NET

December 31,	2015	2014
Deferred tax asset:
Allowance for loan losses	$7,613	$9,742
Impairments realized on investment securities	490	490
Fixed assets	3,002	4,720
Net operating loss carry forwards	111,335	111,593
Unrealized loss on investment securities	1,210	95
Alternative minimum tax credits	2,078	2,010
Other	6,270	6,603
Total deferred tax asset before valuation allowance	131,998	135,253
Less: valuation allowance	(128,793)	(132,646)
Deferred tax liability:
Goodwill amortization	2,734	1,610
Deferred loan costs	1,700	2,211
Other	295	300
Total deferred tax liability	4,729	4,121
Net deferred tax liability	$(1,524)	$(1,514)

Reconciliation of Federal Statutory Income Tax

The provision for income taxes differs from that computed at the statutory rate as follows:

RECONCILIATION OF FEDERAL STATUTORY INCOME TAX

Years Ended December 31,	2015		2014		2013
	Amount	%	Amount	%	Amount	%
Income (loss) before income taxes	$11,417		$(28,491)		$(9,646)
Tax computed at statutory rate	3,996	35.0%	(9,972)	35.0%	(3,377)	35.0%
Increase (decrease) in charge resulting from:
State taxes, net of federal benefit	804	7.0	(1,606)	5.6	(635)	6.6
Tax exempt interest, net	(309)	(2.7)	(469)	1.7	(530)	5.5
BOLI	(715)	(6.3)	(664)	2.3	(659)	6.8
Valuation allowance	(3,853)	(33.7)	13,297	(46.7)	5,067	(52.5)
Other, net	1,274	11.2	731	(2.5)	431	(4.5)
Total income tax expense	$1,197	10.5%	$1,317	(4.6)%	$297	(3.1)%